Expense Example	Mar. 27, 2026 USD ($)
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	1,032
Expense Example, with Redemption, 5 Years	1,392
Expense Example, with Redemption, 10 Years	2,404
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,309
Expense Example, with Redemption, 10 Years	2,853
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,850
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,202
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	2,090
Expense Example, with Redemption, 5 Years	3,858
Expense Example, with Redemption, 10 Years	7,572
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,973
Expense Example, with Redemption, 10 Years	4,366
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	281
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,465
Expense Example, with Redemption, 10 Years	3,100
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,243
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	1,057
Expense Example, with Redemption, 5 Years	1,828
Expense Example, with Redemption, 10 Years	3,851
Q3 All-Season Active Rotation ETF | Q3 All-Season Active Rotation ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	$ 1,652